Employee Benefit Plans - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ (490)	$ (478)
Interest income	(23)	(24)
Administration fees disbursements	(15)	(15)
Exchange differences	(3)	(2)
End of period	(483)	(490)
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,421	2,337
Interest income	113	117
Return on plan assets excluding amounts included in interest income	(173)	70
Contributions by employer	35	32
Contributions by employees	4	4
Benefits paid	(190)	(170)
Administration fees disbursements	(15)	(15)
Exchange differences	(21)	46
End of period	2,174	2,421
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(10)	(9)
Administration fees disbursements	(15)	(15)
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,421	2,337
Interest income	113	117
Return on plan assets excluding amounts included in interest income	(173)	70
Contributions by employer	6	6
Contributions by employees	2	2
Benefits paid	(159)	(142)
Administration fees disbursements	(15)	(15)
Exchange differences	(21)	46
End of period	2,174	2,421
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(11)	(12)
Administration fees disbursements	0	0
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	0	0
Interest income	0	0
Return on plan assets excluding amounts included in interest income	0	0
Contributions by employer	22	22
Contributions by employees	0	0
Benefits paid	(22)	(22)
Administration fees disbursements	0	0
Exchange differences	0	0
End of period	0	0
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	(72)	(81)
Interest income	(2)	(3)
Administration fees disbursements	0	0
Exchange differences	(3)	0
End of period	(60)	(72)
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	0	0
Interest income	0	0
Return on plan assets excluding amounts included in interest income	0	0
Contributions by employer	7	4
Contributions by employees	2	2
Benefits paid	(9)	(6)
Administration fees disbursements	0	0
Exchange differences	0	0
End of period	$ 0	$ 0